Recurring Fair Value Measurements - Additional Information (Details) - CIK0001853021 Metals Acquisition Corp - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfer of assets from level 1 to level 2	$ 0	$ 0	$ 0
Transfer of assets from level 2 to level 1	0	0	0
Transfer of liabilities from level 1 to level 2	0	0	0
Transfer of liabilities from level 2 to level 1	0	0	0
Transfer into level 3	$ 0	$ 0	$ 0